N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-4
Entity Central Index Key	0000843075
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
JP Morgan Multi-Asset Choice
Prospectus:
Portfolio Company Objective [Text Block]	Type
JP Morgan Multi-Asset Choice | HartfordSeriesFundIncHartfordInternationalOpportunitiesHLSFundClassIAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Hartford Series Fund, Inc. - Hartford International Opportunities HLS Fund: Class IA
Portfolio Company Adviser [Text Block]	Investment Advisor: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Sub-Advisor: Wellington Management Company LLP
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(18.14%)
Average Annual Total Returns, 5 Years [Percent]	1.78%
Average Annual Total Returns, 10 Years [Percent]	5.13%
JP Morgan Multi-Asset Choice | AmericanFundsInsuranceSeriesAmericanFundsMortgageFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series®- American Funds Mortgage Fund: Class 1
JP Morgan Multi-Asset Choice | CTIVPPrincipalBlueChipGrowthFundClass1Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - CTIVP®- Principal Blue Chip Growth Fund: Class 1